Derivative Instruments and Hedging Activities - Amount of Gain or Loss Recognized in Income on Derivatives (Detail) (Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total Derivatives Gain (Loss)	$ (66)	$ (298)	$ 30	$ (541)	$ (474)	$ 371	$ (518)
Interest Rate Swap Contracts-Commercial Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Derivatives Gain (Loss)	(10)	(10)	(29)	(166)	(174)	101	(38)
Interest Rate Lock Commitments - Mortgage Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Derivatives Gain (Loss)	(105)	231	102	(261)	(382)	223	27
Forward Sale Contracts-Mortgage Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Derivatives Gain (Loss)	$ 49	$ (519)	$ (43)	$ (114)	$ 82	$ 47	$ (507)